Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense	Income tax expense consists of the following:
	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Current income tax expense	1,021	270
Deferred income tax expense	20,523	—
Total	21,544	270